Derivative Instruments (Tables)	12 Months Ended
Jun. 30, 2014
DERIVATIVE INSTRUMENTS [Abstract]
Schedule of fair value of derivatives outstanding and amounts of gains (losses) recorded

	Balance sheet classification	Fair value (liability) as of June 30, 2014 RMB	Affected line item in the consolidation statements of comprehensive income RMB	Gain/(loss) recognized in income for the year ended June 30, 2014 RMB
Derivative instruments not designated as hedges:
Interest-rate swap agreement	Accrued expenses and other current liabilities	(33)	Other income, net	134
Foreign exchange forward contracts	Accrued expenses and other current liabilities	—		(2,295)

Total derivative instruments not designated as hedges		(33)		(2,161)

Total derivative instruments		(33)		(2,161)